Fair Values of Financial Instruments - Schedule of Additional Information about Financial Assets and Liabilities Measured at Fair Value Utilized Level 3 (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans Held For Sale [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance, beginning of period	$ 44,871	$ 464,109
Originations	1,156,616	2,360,908
Sales	(1,179,612)	(2,673,795)
Transfers in other	0	(154,699)
Total gains during the period recognized in earnings	30,103	48,348
Balance, end of period	51,978	44,871
The amount of total (Losses) gains for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at reporting date	1,142	(9,852)
Derivative Financial Assets Tba Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance, beginning of period	26	61
Transfers in other	(26)	(35)
Balance, end of period	0	26
The amount of total (Losses) gains for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at reporting date	0	26
Derivative Financial Assets Forward Sales Commitments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance, beginning of period	6	0
Transfers in other	27	6
Balance, end of period	33	6
The amount of total (Losses) gains for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at reporting date	33	6
Interest Rate Lock Commitments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance, beginning of period	844	9,444
Transfers in other	161	(8,600)
Balance, end of period	1,005	844
The amount of total (Losses) gains for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at reporting date	1,005	844
Derivative Financial Liabilities Forward Sales Commitments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance, beginning of period	0	36
Transfers in other	0	(36)
Balance, end of period	0	0
The amount of total (Losses) gains for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at reporting date	0	0
Derivative Financial Liabilities Tba Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance, beginning of period	213	470
Transfers in other	454	(257)
Balance, end of period	667	213
The amount of total (Losses) gains for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at reporting date	667	213
Derivative Financial Liabilities Interest Rate Lock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance, beginning of period	348	25
Transfers in other	(348)	323
Balance, end of period	0	348
The amount of total (Losses) gains for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at reporting date	$ 0	$ 348